Loss Per Share - Computation of Basic and Diluted Loss Per Share (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Earnings Per Share [Abstract]
Loss attributable to ordinary shareholders (including Class B shareholders)	$ (45,405)	$ (55,639)	$ (447,781)
Weighted average number of ordinary shares (including Class B shares) outstanding used in computing basic loss per share	108,471,149	106,797,245	105,190,507
Weighted average number of ordinary shares (including Class B shares) outstanding used in computing dilutive loss per share	108,471,149	106,797,245	105,190,507
Basic	$ (0.42)	$ (0.52)	$ (4.26)
Diluted	$ (0.42)	$ (0.52)	$ (4.26)